Asset Impairments	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Asset Impairments	ASSET IMPAIRMENTS
During 2025, 2024 and 2023 we recorded impairment charges of
$109, $159 and $36 to write off long-lived and intangible assets excluding long-lived assets held for sale which included charges related to certain product line exits